Summary of Significant Accounting Policies - Contract balances from contracts with customers (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets	$ 1,017	$ 0	$ 0
Recognition of revenue that was previously included in the deferred revenue balance		1,000	200
Rollforward of deferred revenue
Balance at the beginning	4,197	1,856	484
Revenue recognized	(1,570)	(4,629)	(2,450)
Revenue deferred	949	6,970	3,822
Balance at the end	$ 3,576	$ 4,197	$ 1,856